Average Annual Total Returns - Classes ACS [Member]		12 Months Ended	49 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.05%		0.99%	2.25%
Bloomberg Massachusetts Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.01%		0.76%	2.01%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.51%)		(0.40%)	1.18%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.07%		0.20%	1.51%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(1.51%)		(0.40%)	1.20%
Performance Inception Date	Jun. 18, 2001
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(0.39%)		(0.58%)	0.73%
Performance Inception Date	Jun. 18, 2001
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.62%	(0.45%)
Performance Inception Date	Dec. 01, 2020
INST Class | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.11%
INST Class | Bloomberg Massachusetts Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.01%	(0.23%)
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.53%		0.40%	1.74%
Performance Inception Date	May 28, 1987